                                                                             '99


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Nationwide(R) Variable Account - II
June 30, 1999

[THE BEST OF AMERICA (R) LOGO]

                                                              SEMI-ANNUAL REPORT

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                                                       [LOGO NATIONWIDE]

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

                                [LOGO NATIONWIDE]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide Variable Account-II.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)

ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         28,531,436 shares (cost $216,902,234) ............................................................$    210,276,687

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         24,521,080 shares (cost $234,758,293) ............................................................     256,735,707

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         9,406,831 shares (cost $62,246,971) ..............................................................      69,986,821

      American Century VP - American Century VP International (ACVPInt)
         37,423,696 shares (cost $279,281,047) ............................................................     306,125,836

      American Century VP - American Century VP Value (ACVPValue)
         13,919,175 shares (cost $91,698,783) .............................................................      94,511,200

      American VI Series - Growth Fund (AVISGro)
         541,330 shares (cost $23,467,949) ................................................................      35,224,360

      American VI Series - High-Yield Bond Fund (AVISHiYld)
         184,219 shares (cost $2,620,858) .................................................................       2,418,793

      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         369,448 shares (cost $4,094,310) .................................................................       4,004,811

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         9,636,025 shares (cost $286,687,414) .............................................................     337,742,677

      Dreyfus Stock Index Fund (DryStkIx)
         56,334,848 shares (cost $1,602,533,332) ..........................................................   2,034,251,360

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         5,485,398 shares (cost $189,763,964) .............................................................     212,943,142

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         3,290,332 shares (cost $71,046,177) ..............................................................      82,357,016

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         103,085,902 shares (cost $2,082,815,849) .........................................................   2,809,090,831

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         72,260,723 shares (cost $2,605,665,390) ..........................................................   3,304,482,853

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         61,083,150 shares (cost $714,865,608) ............................................................     689,628,766

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         28,586,163 shares (cost $558,637,021) ............................................................     594,592,186

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         62,593,230 shares (cost $955,124,087) ............................................................   1,107,274,245

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         54,103,873 shares (cost $1,034,278,981) ..........................................................   1,412,111,085

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         8,387,826 shares (cost $175,604,964) .............................................................     198,288,200

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         1,186,263 shares (cost $8,134,787) ...............................................................       8,173,355

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         23,703,083 shares (cost $557,239,157) ............................................................     703,507,507

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         35,619,426 shares (cost $417,214,330) ............................................................     396,444,213

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         1,098,683,256 shares (cost $1,098,683,256) .......................................................   1,098,683,256

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         4,310,919 shares (cost $44,527,859) ..............................................................      47,808,094

      Nationwide SAT - Small Company Fund (NSATSmCo)
         14,252,079 shares (cost $215,399,879) ............................................................     245,563,322

      Nationwide SAT - Total Return Fund (NSATTotRe)
         63,741,690 shares (cost $915,099,621) ............................................................   1,293,318,880

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         16,132,242 shares (cost $394,424,685) ............................................................     411,856,148

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         4,129,548 shares (cost $57,391,905) ..............................................................      66,774,797

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         11,908,063 shares (cost $162,040,102) ............................................................     155,876,549

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         29,820,344 shares (cost $586,031,081) ............................................................     617,877,528

      Oppenheimer VAF - Bond Fund (OppBdFd)
         27,496,538 shares (cost $324,756,758) ............................................................     316,210,182

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         24,069,563 shares (cost $485,957,823) ............................................................     577,428,810

      Oppenheimer VAF - Growth Fund (OppGro)
         3,595,331 shares (cost $130,646,086) .............................................................     146,509,742

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         18,734,474 shares (cost $285,841,279) ............................................................     317,361,997

      Strong Opportunity Fund II, Inc. (StOpp2)
         36,729,932 shares (cost $728,595,910) ............................................................     846,992,228

      Strong VIF - Strong Discovery Fund II (StDisc2)
         13,293,490 shares (cost $154,765,673) ............................................................     136,125,340

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         3,976,548 shares (cost $37,030,966) ..............................................................      38,691,807

                                                                     (Continued)

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         7,292,302 shares (cost $85,225,531) ..............................................................      78,611,012

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         10,300,591 shares (cost $96,113,889) .............................................................     107,023,145

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         7,062,521 shares (cost $70,498,589) ..............................................................      75,639,600

      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         9,694,566 shares (cost $147,817,035) .............................................................     134,657,527

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         17,533,011 shares (cost $200,811,278) ............................................................     206,012,880

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         2,018,248 shares (cost $24,764,834) ..............................................................      26,802,328

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         16,258,950 shares (cost $257,841,747) ............................................................     277,865,464
                                                                                                             --------------
            Total investments .............................................................................  22,093,862,287
   Accounts receivable ....................................................................................          14,472
                                                                                                             --------------
            Total assets ..................................................................................  22,093,876,759
ACCOUNTS PAYABLE ..........................................................................................      49,736,193
                                                                                                             --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..........................................................................$ 22,044,140,566
                                                                                                             ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                      Total                                     ACVPBal
                                                     ------------------------------------    -----------------------------------
                                                             1999                1998                1999                1998
                                                     ----------------    ----------------    ----------------    ----------------
Investment activity:
  Reinvested dividends ...........................   $    290,718,942         253,341,101           3,991,181           3,098,368
  Mortality, expense and administration
    charges (note 2):
       BOA .......................................        (78,571,751)        (72,825,762)           (716,902)           (650,306)
       BOAVision .................................        (63,528,916)        (56,294,722)           (682,055)           (551,933)
       BOAEnterprise .............................           (128,643)            (93,329)             (1,372)               (815)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment activity ......................        148,489,630         124,127,288           2,590,852           1,895,314
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........      5,882,828,507       4,147,720,751          14,154,195           8,590,626
  Cost of mutual fund shares sold ................     (5,354,333,786)     (3,697,334,825)        (13,036,483)         (6,553,087)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........        528,494,721         450,385,926           1,117,712           2,037,539
  Change in unrealized gain (loss) on investments         482,864,663         232,401,682         (24,243,869)            491,824
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............      1,011,359,384         682,787,608         (23,126,157)          2,529,363
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................        744,263,367       1,093,474,941          27,539,149          19,212,723
                                                     ----------------    ----------------    ----------------    ----------------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........      1,904,112,381       1,900,389,837           7,003,844          23,637,400
                                                     ----------------    ----------------    ----------------    ----------------
Equity transactions:
  Purchase payments received from
    contract owners ..............................        798,937,993       1,310,371,181           9,412,618          11,800,162
  Transfers between funds ........................               --                  --            (4,498,643)         20,024,530
  Redemptions ....................................     (1,308,989,155)       (849,043,344)         (9,831,682)         (7,532,310)
  Annuity benefits ...............................         (1,449,973)           (903,526)             (9,440)             (1,335)
  Annual contract maintenance charge (note 2) ....         (4,542,049)         (4,274,386)            (41,847)            (40,220)
  Contingent deferred sales charges (note 2) .....        (16,253,266)        (11,050,734)           (131,274)           (120,155)
  Adjustments to maintain reserves ...............           (349,774)           (217,173)                 (0)              1,094
                                                     ----------------    ----------------    ----------------    ----------------
       Net equity transactions ...................       (532,646,223)        444,882,018          (5,100,268)         24,131,766
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............      1,371,466,158       2,345,271,855           1,903,576          47,769,166
Contract owners' equity beginning of period ......     20,672,674,408      17,849,801,427         208,373,013         168,733,832
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............   $ 22,044,140,566      20,195,073,282         210,276,589         216,502,998
                                                     ================    ================    ================    ================

                                                                   ACVPCapAp                              ACVPIncGr
                                                     ------------------------------------    -----------------------------------
                                                            1999                1998                1999                1998
                                                     ----------------    ----------------    ----------------    ----------------
Investment activity:
  Reinvested dividends ...........................               --                  --                11,166                --
  Mortality, expense and administration
    charges (note 2):
       BOA .......................................         (1,235,092)         (1,608,272)           (201,915)             (9,919)
       BOAVision .................................           (419,291)           (478,438)           (163,350)             (4,921)
       BOAEnterprise .............................               (689)               (685)               (144)                (18)
                                                     ----------------    ----------------    ----------------    ----------------
    Net investment activity ......................         (1,655,072)         (2,087,395)           (354,243)            (14,858)
                                                     ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold ..........         91,458,174          75,788,914          11,187,828          10,484,127
  Cost of mutual fund shares sold ................       (103,431,218)        (85,986,818)         (9,782,112)        (10,520,048)
                                                     ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments ..........        (11,973,044)        (10,197,904)          1,405,716             (35,921)
  Change in unrealized gain (loss) on investments          48,820,862          (1,561,206)          3,962,843             160,255
                                                     ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ...............         36,847,818         (11,759,110)          5,368,559             124,334
                                                     ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains .......................               --            15,700,848                --                  --
                                                     ----------------    ----------------    ----------------    ----------------
       Net increase (decrease) in contract owners'
         equity resulting from operations ........         35,192,746           1,854,343           5,014,316             109,476
                                                     ----------------    ----------------    ----------------    ----------------
Equity transactions:
  Purchase payments received from
    contract owners ..............................          8,354,679          14,082,567           6,006,267             534,036
  Transfers between funds ........................        (18,413,937)        (44,700,789)         22,851,548           9,792,053
  Redemptions ....................................        (19,086,761)        (20,162,465)         (2,549,800)            (31,960)
  Annuity benefits ...............................            (28,306)            (28,713)               --                  --
  Annual contract maintenance charge (note 2) ....           (105,114)           (140,642)             (7,137)               (433)
  Contingent deferred sales charges (note 2) .....           (208,688)           (249,534)            (42,340)               (477)
  Adjustments to maintain reserves ...............              1,068              (6,683)             (6,397)                (16)
                                                     ----------------    ----------------    ----------------    ----------------
       Net equity transactions ...................        (29,487,059)        (51,206,259)         26,252,142          10,293,203
                                                     ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity ............          5,705,687         (49,351,916)         31,266,458          10,402,679
Contract owners' equity beginning of period ......        251,055,304         339,991,098          38,714,070                --
                                                     ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period ............        256,760,991         290,639,182          69,980,528          10,402,679
                                                     ================    ================    ================    ================

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                 ACVPInt                             ACVPValue
                                                      ------------------------------    ------------------------------
                                                           1999             1998             1999             1998
                                                      -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ............................   $        --          1,241,910          591,931          491,657
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................        (962,253)        (764,982)        (199,110)        (222,249)
       BOAVision ..................................      (1,076,236)        (883,590)        (274,143)        (316,022)
       BOAEnterprise ..............................          (1,082)            (972)            (564)            (595)
                                                      -------------    -------------    -------------    -------------
    Net investment activity .......................      (2,039,571)        (407,634)         118,114          (47,209)
                                                      -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold ...........     193,891,495      118,795,827       39,328,817       24,731,350
  Cost of mutual fund shares sold .................    (189,829,255)    (100,938,867)     (42,275,018)     (23,255,567)
                                                      -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ...........       4,062,240       17,856,960       (2,946,201)       1,475,783
  Change in unrealized gain (loss) on investments .      16,750,075       18,518,546        4,665,167       (3,719,654)
                                                      -------------    -------------    -------------    -------------
    Net gain (loss) on investments ................      20,812,315       36,375,506        1,718,966       (2,243,871)
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................            --         12,749,123        5,607,994        5,869,944
                                                      -------------    -------------    -------------    -------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      18,772,744       48,716,995        7,445,074        3,578,864
                                                      -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................       9,105,639       13,554,935        2,901,332        9,835,014
  Transfers between funds .........................       2,219,442       87,855,437       18,884,051        3,627,127
  Redemptions .....................................     (15,677,181)      (9,101,590)      (3,454,811)      (3,343,829)
  Annuity benefits ................................         (16,654)          (5,268)          (4,154)          (1,508)
  Annual contract maintenance charge (note 2) .....         (43,524)         (37,563)         (12,084)         (10,428)
  Contingent deferred sales charges (note 2) ......        (212,580)        (108,237)         (55,715)         (58,620)
  Adjustments to maintain reserves ................          10,468          (32,509)           2,253          (25,891)
                                                      -------------    -------------    -------------    -------------
       Net equity transactions ....................      (4,614,390)      92,125,205       18,260,873       10,021,865
                                                      -------------    -------------    -------------    -------------

Net change in contract owners' equity .............      14,158,354      140,842,200       25,705,947       13,600,729
Contract owners' equity beginning of period .......     291,977,777      181,376,626       68,785,191       68,407,922
                                                      -------------    -------------    -------------    -------------

Contract owners' equity end of period .............   $ 306,136,131      322,218,826       94,491,138       82,008,651
                                                      =============    =============    =============    =============

                                                                  AVISGro                           AVISHiYld
                                                      ------------------------------    ------------------------------
                                                           1999             1998             1999             1998
                                                      -------------    -------------    -------------    -------------
Investment activity:
  Reinvested dividends ............................          32,521           47,312          123,208          131,272
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................        (214,319)        (183,514)         (16,389)         (21,388)
       BOAVision ..................................            --               --
       BOAEnterprise ..............................            --               --
                                                      -------------    -------------    -------------    -------------
    Net investment activity .......................        (181,798)        (136,202)         106,819          109,884
                                                      -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold ...........       4,481,051        2,731,913          500,551          443,728
  Cost of mutual fund shares sold .................      (2,317,262)      (1,503,444)        (521,057)        (407,097)
                                                      -------------    -------------    -------------    -------------
    Realized gain (loss) on investments ...........       2,163,789        1,228,469          (20,506)          36,631
  Change in unrealized gain (loss) on investments .       4,971,008        3,231,627           (4,814)         (23,009)
                                                      -------------    -------------    -------------    -------------
    Net gain (loss) on investments ................       7,134,797        4,460,096          (25,320)          13,622
                                                      -------------    -------------    -------------    -------------
  Reinvested capital gains ........................            --               --               --               --
                                                      -------------    -------------    -------------    -------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       6,952,999        4,323,894           81,499          123,506
                                                      -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................         249,677          312,678           27,276           93,773
  Transfers between funds .........................         267,046         (258,711)         (19,444)         192,111
  Redemptions .....................................      (3,360,979)      (1,446,633)        (292,124)        (351,209)
  Annuity benefits ................................            (284)            (221)          (3,287)          (1,980)
  Annual contract maintenance charge (note 2) .....          (6,434)          (6,741)            (821)          (1,093)
  Contingent deferred sales charges (note 2) ......         (10,885)          (6,231)            (818)          (2,939)
  Adjustments to maintain reserves ................             569              108              (82)          (2,694)
                                                      -------------    -------------    -------------    -------------
       Net equity transactions ....................      (2,861,290)      (1,405,751)        (289,301)         (74,031)
                                                      -------------    -------------    -------------    -------------

Net change in contract owners' equity .............       4,091,709        2,918,143         (207,802)          49,475
Contract owners' equity beginning of period .......      31,133,189       26,518,943        2,626,505        3,193,216
                                                      -------------    -------------    -------------    -------------
Contract owners' equity end of period .............      35,224,898       29,437,086        2,418,703        3,242,691
                                                      =============    =============    =============    =============

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                 AVISGvt                              DrySRGro
                                                      --------------------------------    --------------------------------
                                                           1999              1998              1999              1998
                                                      --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ............................   $      126,968           142,175              --                --
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................          (28,030)          (31,272)       (1,071,515)         (693,083)
       BOAVision ..................................             --                --            (966,459)         (694,517)
       BOAEnterprise ..............................             --                --              (1,871)           (1,285)
                                                      --------------    --------------    --------------    --------------
    Net investment activity .......................           98,938           110,903        (2,039,845)       (1,388,885)
                                                      --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold ...........          504,249         1,389,899        57,634,136        68,861,675
  Cost of mutual fund shares sold .................         (521,334)       (1,488,451)      (44,997,330)      (54,091,401)
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...........          (17,085)          (98,552)       12,636,806        14,770,274
  Change in unrealized gain (loss) on investments .         (161,279)          124,054        22,930,018        18,409,814
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments ................         (178,364)           25,502        35,566,824        33,180,088
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains ........................             --                --                --                --
                                                      --------------    --------------    --------------    --------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........          (79,426)          136,405        33,526,979        31,791,203
                                                      --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................           82,878            92,358        18,444,034        19,863,181
  Transfers between funds .........................          (56,511)         (320,168)       35,564,212        18,615,537
  Redemptions .....................................         (415,675)         (665,756)      (14,886,982)       (7,302,510)
  Annuity benefits ................................           (2,533)           (1,383)           (3,391)           (2,573)
  Annual contract maintenance charge (note 2) .....           (1,665)           (2,256)          (79,820)          (56,132)
  Contingent deferred sales charges (note 2) ......           (2,358)           (3,034)         (201,683)         (111,403)
  Adjustments to maintain reserves ................               (6)           (1,934)            1,724              (202)
                                                      --------------    --------------    --------------    --------------
       Net equity transactions ....................         (395,870)         (902,173)       38,838,094        31,005,898

Net change in contract owners' equity .............         (475,296)         (765,768)       72,365,073        62,797,101
Contract owners' equity beginning of period .......        4,480,028         5,090,894       265,379,214       181,485,180
                                                      --------------    --------------    --------------    --------------
Contract owners' equity end of period .............   $    4,004,732         4,325,126       337,744,287       244,282,281
                                                      ==============    ==============    ==============    ==============

                                                                  DryStkIx                             DryCapAp
                                                      --------------------------------    --------------------------------
                                                            1999              1998              1999              1998
                                                      --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ............................       10,564,367         9,004,652            10,752             4,487
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................       (5,525,756)       (3,732,666)         (643,195)         (139,296)
       BOAVision ..................................       (7,153,018)       (5,073,072)         (668,534)         (161,835)
       BOAEnterprise ..............................          (12,535)           (7,717)           (1,319)             (292)
                                                      --------------    --------------    --------------    --------------
    Net investment activity .......................       (2,126,942)          191,197        (1,302,296)         (296,936)
                                                      --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold ...........      246,701,792       195,014,855        37,600,675        15,408,575
  Cost of mutual fund shares sold .................     (158,053,527)     (126,455,346)      (33,966,852)      (13,437,419)
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...........       88,648,265        68,559,509         3,633,823         1,971,156
  Change in unrealized gain (loss) on investments .      104,558,685       125,320,954         9,721,852         5,325,947
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments ................      193,206,950       193,880,463        13,355,675         7,297,103
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains ........................        8,315,567         2,150,159              --              14,955
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      199,395,575       196,221,819        12,053,379         7,015,122
                                                      --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................       88,810,790       127,515,406        12,303,541         6,061,478
  Transfers between funds .........................      111,626,321        74,477,347        33,873,192        80,089,278
  Redemptions .....................................      (86,530,953)      (45,748,814)      (12,314,741)       (1,724,843)
  Annuity benefits ................................         (164,315)         (112,324)           (2,294)             --
  Annual contract maintenance charge (note 2) .....         (333,878)         (220,761)          (28,658)           (6,726)
  Contingent deferred sales charges (note 2) ......       (1,325,777)         (677,050)         (142,181)          (21,483)
  Adjustments to maintain reserves ................           18,808           (19,286)            4,038            (1,819)
                                                      --------------    --------------    --------------    --------------
       Net equity transactions ....................      112,100,996       155,214,518        33,692,899        84,395,885

Net change in contract owners' equity .............      311,496,571       351,436,337        45,746,278        91,411,007
Contract owners' equity beginning of period .......    1,722,772,232     1,096,238,216       167,200,842        10,047,888
                                                      --------------    --------------    --------------    --------------
Contract owners' equity end of period .............    2,034,268,803     1,447,674,553       212,947,120       101,458,895
                                                      ==============    ==============    ==============    ==============

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                  DryGrInc                            FidVIPEI
                                                      --------------------------------    --------------------------------
                                                            1999              1998              1999              1998
                                                      --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ............................   $      339,287           323,763        39,615,425        36,741,162
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................         (203,776)         (167,049)      (10,099,054)      (10,712,723)
       BOAVision ..................................         (324,224)         (291,655)       (8,069,370)       (8,027,553)
       BOAEnterprise ..............................           (1,570)           (1,757)           (7,591)           (7,077)
                                                      --------------    --------------    --------------    --------------
    Net investment activity .......................         (190,283)         (136,698)       21,439,409        17,993,809
                                                      --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold ...........       10,076,485        16,786,688       306,411,842       126,817,292
  Cost of mutual fund shares sold .................       (9,693,078)      (14,944,734)     (187,834,294)      (78,868,247)
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...........          383,407         1,841,954       118,577,548        47,949,045
  Change in unrealized gain (loss) on investments .        7,529,142           216,165        76,655,761        59,918,225
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments ................        7,912,549         2,058,119       195,233,309       107,867,270
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains ........................             --           1,182,628        87,570,939       130,755,312
                                                      --------------    --------------    --------------    --------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        7,722,266         3,104,049       304,243,657       256,616,391
                                                      --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................        5,727,218        13,334,891        73,175,952       154,062,520
  Transfers between funds .........................       (7,493,393)        3,090,870      (140,048,349)      (27,958,257)
  Redemptions .....................................       (3,966,232)       (2,023,969)     (143,976,169)     (110,198,633)
  Annuity benefits ................................             (283)             --            (185,496)         (134,521)
  Annual contract maintenance charge (note 2) .....          (18,840)          (11,942)         (559,844)         (586,563)
  Contingent deferred sales charges (note 2) ......          (85,050)          (37,007)       (1,660,850)       (1,411,722)
  Adjustments to maintain reserves ................              178            (1,965)         (157,699)          (29,860)
                                                      --------------    --------------    --------------    --------------
       Net equity transactions ....................       (5,836,402)       14,350,878      (213,412,456)       13,742,964
                                                      --------------    --------------    --------------    --------------

Net change in contract owners' equity .............        1,885,864        17,454,927        90,831,201       270,359,355
Contract owners' equity beginning of period .......       80,471,309        55,629,567     2,718,198,740     2,596,523,771
                                                      --------------    --------------    --------------    --------------
Contract owners' equity end of period .............   $   82,357,173        73,084,494     2,809,029,941     2,866,883,126
                                                      ==============    ==============    ==============    ==============

                                                                  FidVIPGr                           FidVIPHI
                                                      --------------------------------    --------------------------------
                                                            1999              1998              1999              1998
                                                      --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ............................        5,073,051        10,166,752        69,916,879        62,256,993
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................      (13,336,326)       (9,599,825)       (2,328,860)       (2,925,158)
       BOAVision ..................................       (7,153,251)       (4,732,502)       (2,723,143)       (3,089,060)
       BOAEnterprise ..............................          (11,717)           (6,153)           (2,179)           (2,570)
                                                      --------------    --------------    --------------    --------------
    Net investment activity .......................      (15,428,243)       (4,171,728)       64,862,697        56,240,205
                                                      --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold ...........      350,791,984       201,708,740       279,781,744       157,086,198
  Cost of mutual fund shares sold .................     (232,684,424)     (128,255,788)     (314,489,226)     (145,729,859)
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...........      118,107,560        73,452,952       (34,707,482)       11,356,339
  Change in unrealized gain (loss) on investments .      (38,669,597)       26,018,613        21,019,693       (72,127,907)
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments ................       79,437,963        99,471,565       (13,687,789)      (60,771,568)
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains ........................      318,968,052       265,940,840         2,613,715        39,559,131
                                                      --------------    --------------    --------------    --------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      382,977,772       361,240,677        53,788,623        35,027,768
                                                      --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................       97,040,068       101,685,493        19,693,435        51,352,801
  Transfers between funds .........................      241,185,441        (9,862,648)      (66,617,513)      (12,682,764)
  Redemptions .....................................     (188,033,525)      (90,684,232)      (46,242,231)      (41,835,430)
  Annuity benefits ................................         (272,830)         (112,474)          (35,062)          (26,557)
  Annual contract maintenance charge (note 2) .....         (731,590)         (620,563)         (116,092)         (139,679)
  Contingent deferred sales charges (note 2) ......       (1,880,001)       (1,237,780)         (594,658)         (490,653)
  Adjustments to maintain reserves ................          103,289             8,268            27,148            (6,108)
                                                      --------------    --------------    --------------    --------------
       Net equity transactions ....................      147,410,851          (823,936)      (93,884,972)       (3,828,390)
                                                      --------------    --------------    --------------    --------------

Net change in contract owners' equity .............      530,388,623       360,416,741       (40,096,349)       31,199,378
Contract owners' equity beginning of period .......    2,774,103,603     1,994,796,761       729,750,831       827,837,454
                                                      --------------    --------------    --------------    --------------
Contract owners' equity end of period .............    3,304,492,226     2,355,213,502       689,654,482       859,036,832
                                                      ==============    ==============    ==============    ==============

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS'EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                 FidVIPOv                              FidVIPAM
                                                      --------------------------------    --------------------------------
                                                           1999              1998              1999              1998
                                                      --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ............................   $    8,607,336        11,424,188        37,279,047        34,225,218
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................       (2,647,999)       (3,046,856)       (5,215,844)       (5,370,672)
       BOAVision ..................................       (1,101,760)       (1,167,358)       (2,207,137)       (2,102,846)
       BOAEnterprise ..............................             (304)             (464)           (1,715)           (1,071)
                                                      --------------    --------------    --------------    --------------
    Net investment activity .......................        4,857,273         7,209,510        29,854,351        26,750,629
                                                      --------------    --------------    --------------    --------------

  Proceeds from mutual fund shares sold ...........      438,195,889       218,974,841        94,367,216        45,636,033
  Cost of mutual fund shares sold .................     (430,655,378)     (188,346,824)      (77,934,816)      (36,152,009)
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...........        7,540,511        30,628,017        16,432,400         9,484,024
  Change in unrealized gain (loss) on investments .       16,711,526        16,880,888       (43,739,964)      (46,622,683)
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments ................       24,252,037        47,508,905       (27,307,564)      (37,138,659)
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains ........................       13,882,800        33,671,290        47,220,126       102,675,653
                                                      --------------    --------------    --------------    --------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........       42,992,110        88,389,705        49,766,913        92,287,623
                                                      --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................       12,725,800        20,229,608        29,679,952        48,762,142
  Transfers between funds .........................       (5,504,157)      (12,780,304)      (34,689,864)      (18,517,640)
  Redemptions .....................................      (33,835,069)      (31,470,503)      (74,926,291)      (57,534,196)
  Annuity benefits ................................          (72,706)          (65,664)         (114,798)          (87,522)
  Annual contract maintenance charge (note 2) .....         (144,148)         (173,771)         (300,063)         (326,426)
  Contingent deferred sales charges (note 2) ......         (343,719)         (378,230)         (699,172)         (746,761)
  Adjustments to maintain reserves ................            3,191            (3,085)            3,985           (10,659)
                                                      --------------    --------------    --------------    --------------
       Net equity transactions ....................      (27,170,807)      (24,641,949)      (81,046,252)      (28,461,062)
                                                      --------------    --------------    --------------    --------------
Net change in contract owners' equity .............       15,821,303        63,747,756       (31,279,339)       63,826,561
Contract owners' equity beginning of period .......      578,773,393       585,358,058     1,138,558,288     1,080,601,131
                                                      --------------    --------------    --------------    --------------
Contract owners' equity end of period .............   $  594,594,696       649,105,814     1,107,278,949     1,144,427,692
                                                      ==============    ==============    ==============    ==============

                                                                   FidVIPCon                          FidVIPGrOp
                                                      --------------------------------    --------------------------------
                                                            1999              1998              1999              1998
                                                      --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ............................        6,098,599         6,336,699         1,703,363           757,412
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................       (4,029,642)       (2,911,050)         (502,280)         (259,476)
       BOAVision ..................................       (4,906,306)       (3,702,966)         (711,815)         (335,457)
       BOAEnterprise ..............................           (3,878)           (2,697)             (812)             (539)
                                                      --------------    --------------    --------------    --------------
    Net investment activity .......................       (2,841,227)         (280,014)          488,456           161,940
                                                      --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ...........      117,999,214        68,652,622        31,255,780        16,255,006
  Cost of mutual fund shares sold .................      (69,404,448)      (45,027,636)      (26,948,490)      (14,950,932)
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...........       48,594,766        23,624,986         4,307,290         1,304,074
  Change in unrealized gain (loss) on investments .       40,498,343        74,666,240         2,876,763         4,095,258
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments ................       89,093,109        98,291,226         7,184,053         5,399,332
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains ........................       44,723,057        46,619,997         3,184,549         2,632,909
                                                      --------------    --------------    --------------    --------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      130,974,939       144,631,209        10,857,058         8,194,181
                                                      --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................       53,986,917        68,494,623        13,967,012        20,544,272
  Transfers between funds .........................       60,140,404       (20,797,205)       22,663,816        41,995,241
  Redemptions .....................................      (56,384,796)      (30,880,679)       (7,891,022)       (2,661,376)
  Annuity benefits ................................          (51,867)           (9,174)              (40)             --
  Annual contract maintenance charge (note 2) .....         (242,795)         (189,743)          (27,699)          (11,359)
  Contingent deferred sales charges (note 2) ......         (843,083)         (500,214)         (108,764)          (23,728)
  Adjustments to maintain reserves ................           20,872            (7,576)              622            (1,289)
                                                      --------------    --------------    --------------    --------------
       Net equity transactions ....................       56,625,652        16,110,032        28,603,925        59,841,761
                                                      --------------    --------------    --------------    --------------
Net change in contract owners' equity .............      187,600,591       160,741,241        39,460,983        68,035,942
Contract owners' equity beginning of period .......    1,224,548,927       898,176,376       158,829,125        47,657,224
                                                      --------------    --------------    --------------    --------------
Contract owners' equity end of period .............    1,412,149,518     1,058,917,617       198,290,108       115,693,166
                                                      ==============    ==============    ==============    ==============



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                            IN CONTRACT OWNERS'EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                      MSEmMkt                             NSATCapAp
                                                         --------------------------------    --------------------------------
                                                              1999              1998              1999              1998
                                                         --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ...............................   $         --                  --         1,862,260         2,147,228
  Mortality, expense and administration
    charges (note 2):
       BOA ...........................................          (32,325)          (30,698)       (2,390,158)       (1,665,100)
       BOAVision .....................................          (31,455)          (34,834)       (2,058,027)       (1,444,644)
       BOAEnterprise .................................               (6)              (91)          (17,451)           (8,421)
                                                         --------------    --------------    --------------    --------------
    Net investment activity ..........................          (63,786)          (65,623)       (2,603,375)         (970,937)
                                                         --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..............       26,228,043        12,131,618       117,848,687        48,204,741
  Cost of mutual fund shares sold ....................      (26,038,987)      (11,951,972)      (78,307,505)      (30,117,070)
                                                         --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..............          189,056           179,646        39,541,182        18,087,671
  Change in unrealized gain (loss) on investments ....          762,187          (647,489)       33,550,274        58,809,868
                                                         --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...................          951,243          (467,843)       73,091,456        76,897,539
                                                         --------------    --------------    --------------    --------------
  Reinvested capital gains ...........................             --                --                --                --
                                                         --------------    --------------    --------------    --------------
       Net increase (decrease) in contract owners'
         equity resulting from operations ............          887,457          (533,466)       70,488,081        75,926,602
                                                         --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ..................................          429,421           970,358        32,237,189        43,519,033
  Transfers between funds ............................       (1,344,897)        2,259,468       (63,379,305)       63,443,682
  Redemptions ........................................         (520,403)         (433,935)      (33,537,659)      (17,238,317)
  Annuity benefits ...................................             --                --             (14,635)           (3,744)
  Annual contract maintenance charge (note 2) ........           (1,703)           (1,071)         (144,421)          (87,745)
  Contingent deferred sales charges (note 2) .........           (8,325)           (6,773)         (469,398)         (217,785)
  Adjustments to maintain reserves ...................               54             3,730             7,011            19,839
                                                         --------------    --------------    --------------    --------------
       Net equity transactions .......................       (1,445,853)        2,791,777       (65,301,218)       89,434,963
                                                         --------------    --------------    --------------    --------------
Net change in contract owners' equity ................         (558,396)        2,258,311         5,186,863       165,361,565
Contract owners' equity beginning of period ..........        8,731,806         8,146,810       698,327,731       363,605,489
                                                         --------------    --------------    --------------    --------------
Contract owners' equity end of period ................   $    8,173,410        10,405,121       703,514,594       528,967,054
                                                         ==============    ==============    ==============    ==============

                                                                      NSATGvtBd                          NSATMyMkt
                                                         --------------------------------    --------------------------------
                                                                1999              1998              1999              1998
                                                         --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ...............................        11,189,173        8,975,341        25,103,584        22,143,936
  Mortality, expense and administration
    charges (note 2):
       BOA ...........................................       (1,648,068)       (1,378,254)       (3,910,962)       (3,214,953)
       BOAVision .....................................       (1,200,500)         (684,227)       (3,349,749)       (2,504,258)
       BOAEnterprise .................................           (4,050)           (1,343)           (7,238)           (3,465)
                                                         --------------    --------------    --------------    --------------
    Net investment activity ..........................        8,336,555         6,911,517        17,835,635        16,421,260
                                                         --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..............       69,669,932        60,679,769     1,809,935,555     1,484,819,800
  Cost of mutual fund shares sold ....................      (67,953,586)      (56,392,188)   (1,809,935,556)   (1,484,819,800)
                                                         --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..............        1,716,346         4,287,581                (1)             --
  Change in unrealized gain (loss) on investments ....      (22,283,958)       (1,274,119)             --                --
                                                         --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...................      (20,567,612)        3,013,462                (1)             --
                                                         --------------    --------------    --------------    --------------
  Reinvested capital gains ...........................             --                --                --                --
                                                         --------------    --------------    --------------    --------------
       Net increase (decrease) in contract owners'
         equity resulting from operations ............      (12,231,057)        9,924,979        17,835,634        16,421,260
                                                         --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ..................................       25,796,170        16,842,041        85,172,299       152,025,923
  Transfers between funds ............................      (28,741,507)       10,026,757       181,689,852       (63,365,080)
  Redemptions ........................................      (29,852,228)      (18,803,296)     (203,591,460)      (88,757,206)
  Annuity benefits ...................................          (42,130)          (12,497)          (12,916)          (17,716)
  Annual contract maintenance charge (note 2) ........          (85,486)          (80,302)         (192,420)         (160,142)
  Contingent deferred sales charges (note 2) .........         (274,135)         (210,798)       (2,896,906)       (1,118,076)
  Adjustments to maintain reserves ...................           (7,727)          (11,858)         (524,262)          (20,794)
                                                         --------------    --------------    --------------    --------------
       Net equity transactions .......................      (33,207,043)        7,750,047        59,644,188        (1,413,091)
                                                         --------------    --------------    --------------    --------------
Net change in contract owners' equity ................      (45,438,100)       17,675,026        77,479,822        15,008,169
Contract owners' equity beginning of period ..........      441,874,130       299,681,912       971,315,955       839,446,496
                                                         --------------    --------------    --------------    --------------
Contract owners' equity end of period ................      396,436,030       317,356,938     1,048,795,777       854,454,665
                                                         ==============    ==============    ==============    ==============


                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                  NSATSmCapV                          NSATSmCo
                                                      --------------------------------    --------------------------------
                                                            1999              1998              1999              1998
                                                      --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ............................   $         --                --                --                --
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................          (74,401)           (3,412)         (728,783)         (921,830)
       BOAVision ..................................          (61,887)           (2,478)         (905,710)       (1,099,383)
       BOAEnterprise ..............................             (227)              (18)           (3,388)           (4,881)
                                                      --------------    --------------    --------------    --------------
    Net investment activity .......................         (136,516)           (5,908)       (1,637,881)       (2,026,094)
                                                      --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ...........       54,359,039         6,223,530       140,035,545       132,047,603
  Cost of mutual fund shares sold .................      (50,983,250)       (6,296,508)     (147,128,945)     (109,947,843)
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...........        3,375,789           (72,978)       (7,093,400)       22,099,760
  Change in unrealized gain (loss) on investments .        2,704,788           (37,526)       22,245,869        (4,600,996)
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments ................        6,080,577          (110,504)       15,152,469        17,498,764
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains ........................          573,405              --                --                --
                                                      --------------    --------------    --------------    --------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........        6,517,466          (116,412)       13,514,588        15,472,670
                                                      --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................          785,438           167,770         9,574,468        23,526,278
  Transfers between funds .........................       28,006,868         5,478,839       (46,291,578)      (15,739,063)
  Redemptions .....................................       (1,112,890)         (101,373)      (12,400,824)      (10,134,672)
  Annuity benefits ................................             --                --             (13,433)           (7,540)
  Annual contract maintenance charge (note 2) .....           (2,507)             (109)          (53,127)          (57,792)
  Contingent deferred sales charges (note 2) ......          (16,786)           (2,064)         (185,520)         (137,970)
  Adjustments to maintain reserves ................              315               (17)           (5,219)           (2,129)
                                                      --------------    --------------    --------------    --------------
       Net equity transactions ....................       27,660,437         5,543,046       (49,375,233)       (2,552,888)
                                                      --------------    --------------    --------------    --------------
Net change in contract owners' equity .............       34,177,903         5,426,634       (35,860,645)       12,919,782
Contract owners' equity beginning of period .......       13,630,519              --         281,418,074       290,550,224
                                                      --------------    --------------    --------------    --------------
Contract owners' equity end of period .............   $   47,808,422         5,426,634       245,557,429       303,470,006
                                                      ==============    ==============    ==============    ==============


                                                                NSATTotRe                            NBAMTGro
                                                      --------------------------------    --------------------------------
                                                          1999              1998              1999              1998
                                                      --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends ............................        4,852,023         6,368,682              --                --
  Mortality, expense and administration
    charges (note 2):
       BOA ........................................       (4,696,052)       (4,473,032)       (2,080,416)       (2,369,715)
       BOAVision ..................................       (3,619,090)       (3,237,715)         (713,865)         (834,939)
       BOAEnterprise ..............................          (28,088)          (20,901)           (1,321)           (1,307)
                                                      --------------    --------------    --------------    --------------
    Net investment activity .......................       (3,491,207)       (1,362,966)       (2,795,601)       (3,205,961)
                                                      --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ...........      119,901,944        27,953,959       160,735,413       120,406,852
  Cost of mutual fund shares sold .................      (64,023,117)      (14,216,509)     (179,838,075)     (113,939,537)
                                                      --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ...........       55,878,827        13,737,450       (19,102,662)        6,467,315
  Change in unrealized gain (loss) on investments .       66,876,780       135,574,768         4,904,592       (60,188,248)
                                                      --------------    --------------    --------------    --------------
    Net gain (loss) on investments ................      122,755,607       149,312,218       (14,198,070)      (53,720,933)
                                                      --------------    --------------    --------------    --------------
  Reinvested capital gains ........................          565,910              --          23,683,476       124,274,598
                                                      --------------    --------------    --------------    --------------
       Net increase (decrease) in contract owners'
         equity resulting from operations .........      119,830,310       147,949,252         6,689,805        67,347,704
                                                      --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
    contract owners ...............................       47,187,871        89,681,344         9,718,976        16,777,782
  Transfers between funds .........................      (44,877,569)       10,886,852       (60,488,788)      (14,431,585)
  Redemptions .....................................      (59,307,507)      (50,510,589)      (28,060,950)      (24,294,610)
  Annuity benefits ................................         (127,900)          (96,407)          (48,771)          (40,385)
  Annual contract maintenance charge (note 2) .....         (315,656)         (263,644)         (124,733)         (145,581)
  Contingent deferred sales charges (note 2) ......         (782,293)         (583,024)         (255,901)         (258,060)
  Adjustments to maintain reserves ................           15,176            24,570                49            (8,760)
                                                      --------------    --------------    --------------    --------------
       Net equity transactions ....................      (58,207,878)       49,139,102       (79,260,117)      (22,401,199)
                                                      --------------    --------------    --------------    --------------
Net change in contract owners' equity .............       61,622,432       197,088,354       (72,570,312)       44,946,505
Contract owners' equity beginning of period .......    1,231,708,938     1,035,147,551       484,441,048       477,494,040
                                                      --------------    --------------    --------------    --------------
Contract owners' equity end of period .............    1,293,331,370     1,232,235,905       411,870,736       522,440,545
                                                      ==============    ==============    ==============    ==============



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS 'EQUITY
                  SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                        NBAMTGuard                             NBAMTLMat
                                                             -------------------------------        ------------------------------
                                                                  1999               1998               1999               1998
                                                             ------------         ----------        -----------        -----------
Investment activity:
    Reinvested dividends...............................      $    165,509               --            9,460,320         11,658,274
    Mortality, expense and administration
        charges (note 2):
            BOA........................................          (150,721)           (13,610)          (653,426)          (725,803)
            BOAVision..................................          (203,775)           (42,513)          (457,330)          (514,138)
            BOAEnterprise..............................              (538)               (21)              (432)              (451)
                                                             ------------         ----------        -----------        -----------
        Net investment activity........................          (189,526)           (56,144)         8,349,132         10,417,882
                                                             ------------         ----------        -----------        -----------

    Proceeds from mutual fund shares sold..............         8,953,790          1,124,661         26,481,089         27,530,038
    Cost of mutual fund shares sold....................        (8,935,283)        (1,166,532)       (27,747,217)       (28,037,204)
                                                             ------------         ----------        -----------        -----------
        Realized gain (loss) on investments............            18,507            (41,871)        (1,266,128)          (507,166)
    Change in unrealized gain (loss) on investments....         8,160,327           (357,883)        (7,625,457)        (6,577,711)
                                                             ------------         ----------        -----------        -----------
        Net gain (loss) on investments.................         8,178,834           (399,754)        (8,891,585)        (7,084,877)
                                                             ------------         ----------        -----------        -----------
    Reinvested capital gains...........................              --                 --                 --                 --
            Net increase (decrease) in contract owners'
                 equity resulting from operations......         7,989,308           (455,898)          (542,453)         3,333,005
                                                             ------------         ----------        -----------        -----------
Equity transactions:
    Purchase payments received from
        contract owners................................         3,433,741            383,686          5,425,255         13,293,975
    Transfers between funds............................        22,060,365         29,531,145        (15,768,567)       (11,199,400)
    Redemptions........................................        (4,502,438)          (262,732)       (11,751,298)       (12,244,793)
    Annuity benefits...................................              --                 --              (35,307)            (7,751)
    Annual contract maintenance charge (note 2)........            (7,669)              (624)           (29,664)           (33,202)
    Contingent deferred sales charges (note 2).........           (58,520)            (3,068)          (106,558)          (111,457)
    Adjustments to maintain reserves...................               671               (100)            (5,657)                45
                                                             ------------         ----------        -----------        -----------
            Net equity transactions....................        20,926,150         29,648,307        (22,271,797)       (10,302,583)
                                                             ------------         ----------        -----------        -----------

Net change in contract owners' equity..................        28,915,458         29,192,409        (22,814,250)        (6,969,578)
Contract owners' equity beginning of period............        37,860,012               --          178,684,975        188,450,178
                                                             ------------         ----------        -----------        -----------
Contract owners' equity end of period..................      $ 66,775,470         29,192,409        155,870,725        181,480,600
                                                             ============         ==========        ===========        ===========

                                                                         NBAMTPart                           OppBdFd
                                                             -------------------------------        ------------------------------
                                                                  1999               1998               1999               1998
                                                             ------------         ----------        -----------        -----------
Investment activity:
    Reinvested dividends...............................         7,337,748          3,116,604         15,414,869          4,888,363
    Mortality, expense and administration
        charges (note 2):
            BOA........................................        (1,772,050)        (2,498,541)        (1,005,445)          (924,022)
            BOAVision..................................        (2,435,162)        (3,225,984)        (1,222,849)        (1,090,273)
            BOAEnterprise..............................            (3,901)            (5,469)            (2,036)              (951)
                                                             ------------        -----------        -----------        -----------
        Net investment activity........................         3,126,635         (2,613,390)        13,184,540          2,873,117
                                                             ------------        -----------        -----------        -----------

    Proceeds from mutual fund shares sold..............       163,207,305        124,191,440         37,034,630         37,901,793
    Cost of mutual fund shares sold....................      (143,715,540)       (98,023,788)       (36,607,143)       (35,006,289)
                                                             ------------        -----------        -----------        -----------
        Realized gain (loss) on investments............        19,491,765         26,167,652            427,487          2,895,504
    Change in unrealized gain (loss) on investments....        36,172,211        (79,282,377)       (22,803,852)          (654,044)
                                                             ------------        -----------        -----------        -----------
        Net gain (loss) on investments.................        55,663,976        (53,114,725)       (22,376,365)         2,241,460
                                                             ------------        -----------        -----------        -----------
    Reinvested capital gains...........................        12,761,301         98,173,016          1,480,371          4,423,968
                                                             ------------        -----------        -----------        -----------
            Net increase (decrease) in contract owners'
                 equity resulting from operations              71,551,912         42,444,901         (7,711,454)         9,538,545
                                                             ------------        -----------        -----------        -----------
Equity transactions:
    Purchase payments received from
        contract owners ...............................        20,294,009         71,012,596         13,590,018         22,076,862
    Transfers between funds ...........................      (111,373,575)       (20,152,842)        (9,180,722)        (2,641,675)
    Redemptions .......................................       (27,063,676)       (28,346,780)       (18,633,460)       (12,199,727)
    Annuity benefits ..................................           (13,475)            (6,044)           (46,798)           (41,597)
    Annual contract maintenance charge (note 2)........          (122,587)          (130,960)           (51,953)           (50,020)
    Contingent deferred sales charges (note 2).........          (403,470)          (391,118)          (242,562)          (173,434)
    Adjustments to maintain reserves...................              (839)               256               (867)            (1,247)
                                                             ------------        -----------        -----------        -----------
            Net equity transactions....................      (118,683,612)        21,985,108        (14,566,343)         6,969,162
                                                             ------------        -----------        -----------        -----------

Net change in contract owners' equity                         (47,131,700)        64,430,009        (22,277,797)        16,507,707
Contract owners' equity beginning of period............       665,008,012        777,189,563        338,486,831        290,966,291
                                                             ------------        -----------        -----------        -----------
Contract owners' equity end of period..................       617,876,312        841,619,572        316,209,034        307,473,998
                                                             ============        ===========        ===========        ===========

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS 'EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                           OppGISec                               OppGro
                                                              ---------------------------------        ---------------------------
                                                                    1999                1998             1999              1998
                                                              -------------          ----------        ---------         ---------
Investment activity:
    Reinvested dividends................................      $   6,228,265          10,856,886          374,223           188,351
    Mortality, expense and administration
        charges (note 2):
             BOA........................................         (1,780,015)         (1,804,398)        (397,379)         (102,797)
             BOAVision..................................         (1,876,325)         (1,836,779)        (325,811)          (91,138)
             BOAEnterprise..............................               (856)               (962)            (833)             (284)
                                                              -------------         -----------      -----------        ----------
        Net investment activity.........................          2,571,068           7,214,747         (349,800)           (5,868)
                                                              -------------         -----------      -----------        ----------

    Proceeds from mutual fund shares sold...............         90,318,858          59,938,116       12,835,213         6,921,199
    Cost of mutual fund shares sold.....................        (62,592,628)        (40,682,858)     (11,436,143)       (6,683,106)
                                                              -------------         -----------      -----------        ----------
        Realized gain (loss) on investments.............         27,726,230          19,255,258        1,399,070           238,093
    Change in unrealized gain (loss) on investments.....         19,056,359         (10,214,150)       9,949,243         1,708,886
                                                              -------------         -----------      -----------        ----------
        Net gain (loss) on investments..................         46,782,589           9,041,108       11,348,313         1,946,979
                                                              -------------         -----------      -----------        ----------
    Reinvested capital gains............................         17,453,216          40,867,407        4,110,735         2,272,563
                                                              -------------         -----------      -----------        ----------
             Net increase (decrease) in contract owners'
                 equity resulting from operations.......         66,806,873          57,123,262       15,109,248         4,213,674
                                                              -------------         -----------      -----------        ----------
Equity transactions:
    Purchase payments received from
        contract owners.................................         15,396,326          31,758,518        8,807,987         8,643,848
    Transfers between funds.............................        (21,136,977)          4,686,767       67,029,236        12,910,039
    Redemptions.........................................        (25,301,098)        (18,731,010)      (7,892,931)         (776,512)
    Annuity benefits....................................            (22,916)             (8,763)          (4,506)             (788)
    Annual contract maintenance charge (note 2).........           (103,880)           (107,412)         (24,809)           (4,247)
    Contingent deferred sales charges (note 2)..........           (352,947)           (267,859)         (83,804)           (8,494)
    Adjustments to maintain reserves....................             37,051               2,106           (1,608)           (1,719)
                                                              -------------         -----------      -----------        ----------
             Net equity transactions....................        (31,484,441)         17,332,347       67,829,565        20,762,127
                                                              -------------         -----------      -----------        ----------

Net change in contract owners' equity...................         35,322,432          74,455,609       82,938,813        24,975,801
Contract owners' equity beginning of period.............        542,142,739         489,322,679       63,555,624        16,190,114
                                                              -------------         -----------      -----------        ----------
Contract owners' equity end of period...................      $ 577,465,171         563,778,288      146,494,437        41,165,915
                                                              =============         ===========      ===========        ==========

                                                                           OppMult                             StOpp2
                                                              -------------------------------      -----------------------------
                                                                   1999              1998             1999                1998
                                                              -------------       -----------      -----------        ----------
Investment activity:
    Reinvested dividends................................         10,981,914         3,212,145                --            275,073
    Mortality, expense and administration...............
        charges (note 2):...............................
             BOA........................................         (1,120,044)       (1,270,217)         (3,406,897)      (3,503,823)
             BOAVision..................................         (1,038,263)       (1,125,718)         (1,930,702)      (2,014,302)
             BOAEnterprise..............................             (1,526)           (1,258)             (2,697)          (2,704)
                                                              -------------       -----------         -----------     ------------
        Net investment activity.........................          8,822,081           814,952          (5,340,296)      (5,245,756)
                                                              -------------       -----------         -----------     ------------

    Proceeds from mutual fund shares sold...............         42,151,571        10,856,307         135,864,498       83,757,828
    Cost of mutual fund shares sold.....................        (34,463,695)       (7,837,962)       (105,908,928)     (53,875,976)
                                                              -------------       -----------         -----------     ------------
        Realized gain (loss) on investments.............          7,687,876         3,018,345          29,955,570       29,881,852
    Change in unrealized gain (loss) on investments.....         (8,574,969)         (673,378)         28,042,158      (29,228,918)
                                                              -------------       -----------         -----------     ------------
        Net gain (loss) on investments..................           (887,093)        2,344,967          57,997,728          652,934
                                                              -------------       -----------         -----------     ------------
    Reinvested capital gains............................         15,885,380        18,630,439          85,940,550      101,358,207
                                                              -------------       -----------         -----------     ------------
             Net increase (decrease) in contract owners'
                 equity resulting from operations.......         23,820,368        21,790,358         138,597,982       96,765,385
                                                              -------------       -----------         -----------     ------------
Equity transactions:
    Purchase payments received from
        contract owners.................................          8,608,673        23,403,887          19,130,921       35,730,746
    Transfers between funds.............................        (29,388,163)       (6,362,589)        (53,470,047)     (10,308,522)
    Redemptions.........................................        (17,905,934)      (16,522,311)        (42,924,449)     (28,921,115)
    Annuity benefits....................................            (27,135)          (15,347)            (31,553)         (24,176)
    Annual contract maintenance charge (note 2).........            (69,697)          (76,041)           (182,804)        (197,185)
    Contingent deferred sales charges (note 2)..........           (202,428)         (202,593)           (493,291)        (397,012)
    Adjustments to maintain reserves....................              2,718            (9,862)             53,445            8,185
                                                              -------------       -----------         -----------     ------------
             Net equity transactions....................        (38,981,966)          215,144         (77,917,777)      (4,109,079)
                                                              -------------       -----------         -----------     ------------

Net change in contract owners' equity...................        (15,161,598)       22,005,502          60,680,205       92,656,306
Contract owners' equity beginning of period.............        332,525,906       340,972,204         786,368,057      764,227,770
                                                              -------------       -----------         -----------     ------------
Contract owners' equity end of period...................        317,364,308       362,977,706         847,048,262      856,884,076
                                                              =============       ===========         ===========     ============

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                          StDisc2                            StIntStk2
                                                              ---------------------------         -------------------------------
                                                                  1999           1998                1999                1998
                                                              -------------  ------------         -----------        ------------
Investment activity:
    Reinvested dividends................................     $        --             --               138,546             530,498
    Mortality, expense and administration
        charges (note 2):
            BOA.........................................          (611,285)      (781,617)           (103,970)           (146,258)
            BOAVision...................................          (388,469)      (508,056)           (138,460)           (191,882)
            BOAEnterprise...............................              (182)          (294)               (151)               (185)
                                                              ------------   ------------         -----------        ------------
        Net investment activity.........................          (999,936)    (1,289,967)           (104,035)            192,173
                                                              ------------   ------------         -----------        ------------

    Proceeds from mutual fund shares sold...............        50,743,895     46,665,592          47,745,347          20,333,342
    Cost of mutual fund shares sold.....................       (48,639,945)   (40,771,871)        (48,520,139)        (22,524,186)
                                                              ------------   ------------         -----------        ------------
        Realized gain (loss) on investments.............         2,103,950      5,893,721            (774,792)         (2,190,844)
    Change in unrealized gain (loss) on investments.....       (32,691,129)     5,783,102           4,759,409           5,184,345
                                                              ------------   ------------         -----------        ------------
        Net gain (loss) on investments..................       (30,587,179)    11,676,823           3,984,617           2,993,501
                                                              ------------   ------------         -----------        ------------
    Reinvested capital gains............................        20,481,549      2,856,579                --                  --
                                                              ------------   ------------         -----------        ------------
            Net increase (decrease) in contract owners'
                 equity resulting from operations.......       (11,105,566)    13,243,435           3,880,582           3,185,674
                                                              ------------   ------------         -----------        ------------
Equity transactions:
    Purchase payments received from
        contract owners.................................         4,475,650      8,162,317           1,256,708           2,716,958
    Transfers between funds.............................       (23,567,558)   (18,778,298)         (1,603,998)         (6,535,651)
    Redemptions.........................................        (8,400,824)    (7,500,752)         (2,076,278)         (2,007,256)
    Annuity benefits....................................            (5,976)        (4,989)             (2,151)             (2,347)
    Annual contract maintenance charge (note 2).........           (41,321)       (53,133)             (7,526)             (9,688)
    Contingent deferred sales charges (note 2)..........          (124,100)      (118,796)            (32,809)            (33,050)
    Adjustments to maintain reserves....................               146         (7,281)                452              (4,864)
                                                              ------------   ------------         -----------        ------------
            Net equity transactions.....................       (27,663,982)   (18,300,932)         (2,465,603)         (5,875,898)
                                                              ------------   ------------         -----------        ------------

Net change in contract owners' equity...................       (38,769,548)    (5,057,497)          1,414,979          (2,690,224)
Contract owners' equity beginning of period.............       174,894,389    195,266,423          37,277,231          49,718,321
                                                              ------------   ------------         -----------        ------------
Contract owners' equity end of period...................      $136,124,841    190,208,926          38,692,210          47,028,097
                                                              ============   ============         ===========        ============

                                                                           VEWrldBd                             VEWrldEMkt
                                                                   1999                1998             1999                1998
                                                              ------------        ------------      -----------        ------------
Investment activity:
    Reinvested dividends................................         3,808,176             874,183             --               606,759
    Mortality, expense and administration
        charges (note 2):
            BOA.........................................          (340,763)           (380,834)        (197,909)           (215,894)
            BOAVision...................................          (250,624)           (259,631)        (173,485)           (232,693)
            BOAEnterprise...............................              (116)               (101)            (562)               (467)
                                                              ------------        ------------      -----------        ------------
        Net investment activity.........................         3,216,673             233,617         (371,956)            157,705
                                                              ------------        ------------      -----------        ------------

    Proceeds from mutual fund shares sold                       39,631,979          17,480,822       74,941,359          48,944,375
    Cost of mutual fund shares sold.....................       (38,412,771)        (17,397,970)     (60,225,112)        (68,879,745)
                                                              ------------        ------------      -----------        ------------
        Realized gain (loss) on investments.............         1,219,208              82,852       14,716,247         (19,935,370)
    Change in unrealized gain (loss) on investments.....       (13,351,943)          2,215,510        8,049,873           4,262,247
                                                              ------------        ------------      -----------        ------------
        Net gain (loss) on investments..................       (12,132,735)          2,298,362       22,766,120         (15,673,123)
                                                              ------------        ------------      -----------        ------------
    Reinvested capital gains............................         1,701,526                --               --               539,341
                                                              ------------        ------------      -----------        ------------
            Net increase (decrease) in contract owners'
                 equity resulting from operations.......        (7,214,536)          2,531,979       22,394,164         (14,976,077)
                                                              ------------        ------------      -----------        ------------
Equity transactions:
    Purchase payments received from.....................
        contract owners.................................         2,275,770           3,372,107        2,113,307           5,659,239
    Transfers between funds.............................        (8,903,821)         (1,481,831)      52,252,887         (18,747,855)
    Redemptions.........................................        (6,883,134)         (6,292,171)      (4,739,094)         (3,174,552)
    Annuity benefits....................................           (11,642)             (5,739)            (734)             (1,882)
    Annual contract maintenance charge (note 2).........           (18,526)            (20,805)         (11,977)            (14,703)
    Contingent deferred sales charges (note 2)..........           (79,050)            (55,858)         (46,085)            (45,362)
    Adjustments to maintain reserves....................            (1,875)             (2,989)          45,902              12,786
                                                              ------------        ------------      -----------        ------------
            Net equity transactions.....................       (13,622,277)         (4,487,286)      49,614,206         (16,312,329)
                                                              ------------        ------------      -----------        ------------

Net change in contract owners' equity...................       (20,836,813)         (1,955,307)      72,008,370         (31,288,406)
Contract owners' equity beginning of period.............        99,446,008          97,264,864       35,036,893          77,776,313
                                                              ------------        ------------      -----------        ------------
Contract owners' equity end of period...................        78,609,195          95,309,557      107,045,263          46,487,907
                                                              ============        ============      ===========        ============

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                       VEWrldHAs                                MSRESec
                                                             -------------------------------        ------------------------------
                                                                  1999               1998               1999               1998
                                                             ------------       ------------        -----------       ------------
Investment activity:
    Reinvested dividends................................     $    987,982            711,661          8,729,269            393,097
    Mortality, expense and administration
        charges (note 2):
            BOA.........................................         (299,495)          (482,321)          (429,478)          (769,496)
            BOAVision...................................         (169,755)          (261,589)          (509,583)          (863,330)
            BOAEnterprise...............................             (384)              (496)              (957)            (1,359)
                                                             ------------       ------------        -----------       ------------
        Net investment activity.........................          518,348            (32,745)         7,789,251         (1,241,088)
                                                             ------------       ------------        -----------       ------------

    Proceeds from mutual fund shares sold...............       76,026,743         57,468,176         55,028,999         55,400,128
    Cost of mutual fund shares sold.....................      (81,003,083)       (69,323,681)       (62,729,612)       (49,387,335)
                                                             ------------       ------------        -----------       ------------
        Realized gain (loss) on investments.............       (4,976,340)       (11,855,505)        (7,700,613)         6,012,793
    Change in unrealized gain (loss) on investments.....       15,354,058        (21,882,300)         9,189,183        (22,459,894)
                                                             ------------       ------------        -----------       ------------
        Net gain (loss) on investments..................       10,377,718        (33,737,805)         1,488,570        (16,447,101)
                                                             ------------       ------------        -----------       ------------
    Reinvested capital gains............................             --           17,475,241               --            3,868,070
            Net increase (decrease) in contract owners'
                 equity resulting from operations.......       10,896,066        (16,295,309)         9,277,821        (13,820,119)
                                                             ------------       ------------        -----------       ------------
Equity transactions:
    Purchase payments received from
        contract owners.................................        1,707,742          3,859,730          3,640,188         15,377,243
    Transfers between funds.............................        4,882,677        (16,545,723)       (29,139,471)       (46,026,010)
    Redemptions.........................................       (5,572,635)        (4,750,419)        (8,534,716)        (8,772,346)
    Annuity benefits....................................           (1,521)            (2,187)            (2,929)            (2,897)
    Annual contract maintenance charge (note 2).........          (20,979)           (31,268)           (26,618)           (39,873)
    Contingent deferred sales charges (note 2)..........          (71,579)           (59,311)          (123,252)          (102,222)
    Adjustments to maintain reserves....................            3,754            (71,638)            (3,024)            (4,508)
                                                             ------------       ------------        -----------       ------------
            Net equity transactions.....................          927,459        (17,600,816)       (34,189,821)       (39,570,613)
                                                             ------------       ------------        -----------       ------------

Net change in contract owners' equity...................       11,823,525        (33,896,125)       (24,912,000)       (53,390,732)
Contract owners' equity beginning of period.............       63,818,047        127,190,392        159,566,073        268,677,705
                                                             ------------       ------------        -----------       ------------
Contract owners' equity end of period...................     $ 75,641,572         93,294,267        134,654,073        215,286,973
                                                             ============       ============        ===========       ============

                                                                          WPIntEq                                WPPVenCap
                                                             -------------------------------        ------------------------------
                                                                 1999               1998               1999               1998
                                                             ------------       ------------        -----------       ------------
Investment activity:
    Reinvested dividends................................             --                 --                 --                 --
    Mortality, expense and administration
        charges (note 2):
            BOA.........................................         (589,525)          (840,510)           (70,868)           (64,309)
            BOAVision...................................         (815,651)        (1,151,747)           (79,826)           (60,040)
            BOAEnterprise...............................             (299)              (729)              (157)              (216)
                                                             ------------       ------------        -----------       ------------
        Net investment activity.........................       (1,405,475)        (1,992,986)          (150,851)          (124,565)
                                                             ------------       ------------        -----------       ------------

    Proceeds from mutual fund shares sold...............       79,903,842        109,278,040         20,740,495         31,925,665
    Cost of mutual fund shares sold.....................      (87,305,761)      (107,139,977)       (20,107,157)       (30,207,975)
                                                             ------------       ------------        -----------       ------------
        Realized gain (loss) on investments.............       (7,401,919)         2,138,063            633,338          1,717,690
    Change in unrealized gain (loss) on investments.....       20,941,836         34,758,926          1,630,224            575,939
                                                             ------------       ------------        -----------       ------------
        Net gain (loss) on investments..................       13,539,917         36,896,989          2,263,562          2,293,629
                                                             ------------       ------------        -----------       ------------
    Reinvested capital gains............................             --                 --                 --                 --
            Net increase (decrease) in contract owners'
                 equity resulting from operations.......       12,134,442         34,904,003          2,112,711          2,169,064
                                                             ------------       ------------        -----------       ------------
Equity transactions:
    Purchase payments received from
        contract owners.................................        6,176,378         15,406,815            624,500          1,675,659
    Transfers between funds.............................      (29,827,089)       (42,413,480)         2,875,876          3,736,868
    Redemptions.........................................       (9,959,687)        (9,741,464)          (980,425)        (1,115,131)
    Annuity benefits....................................          (10,876)            (5,711)              --                 --
    Annual contract maintenance charge (note 2).........          (36,678)           (48,425)            (3,769)            (3,726)
    Contingent deferred sales charges (note 2)..........         (159,499)          (132,161)           (12,254)           (11,515)
    Adjustments to maintain reserves....................              255              2,818                 53               (130)
                                                             ------------       ------------        -----------       ------------
            Net equity transactions.....................      (33,817,196)       (36,931,608)         2,503,981          4,282,025
                                                             ------------       ------------        -----------       ------------

Net change in contract owners' equity                         (21,682,754)        (2,027,605)         4,616,692          6,451,089
Contract owners' equity beginning of period.............      227,695,750        286,776,025         22,185,686         14,678,793
                                                             ------------       ------------        -----------       ------------
Contract owners' equity end of period...................      206,012,996        284,748,420         26,802,378         21,129,882
                                                             ============       ============        ===========       ============

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                           WPSmCoGr
                                                              --------------------------------
                                                                   1999                1998
                                                              ------------        ------------
Investment activity:
    Reinvested dividends................................     $          --                  --
    Mortality, expense and administration
        charges (note 2):
            BOA.........................................          (903,059)         (1,194,562)
            BOAVision...................................          (972,471)         (1,368,706)
            BOAEnterprise...............................            (1,906)             (2,248)
                                                              ------------        ------------
        Net investment activity.........................        (1,877,436)         (2,565,516)
                                                              ------------        ------------

    Proceeds from mutual fund shares sold...............        96,181,619         141,376,448
    Cost of mutual fund shares sold.....................      (103,399,006)       (115,793,369)
                                                              ------------        ------------
        Realized gain (loss) on investments.............        (7,217,387)         25,583,079
    Change in unrealized gain (loss) on investments.....        22,994,385          (7,716,827)
                                                              ------------        ------------
        Net gain (loss) on investments..................        15,776,998          17,866,252
                                                              ------------        ------------
    Reinvested capital gains............................              --                  --
                                                              ------------        ------------
            Net increase (decrease) in contract owners'
                 equity resulting from operations.......        13,899,562          15,300,736
                                                              ------------        ------------
Equity transactions:
    Purchase payments received from
        contract owners.................................         9,383,903          22,114,528
    Transfers between funds.............................       (52,247,794)        (40,111,858)
    Redemptions.........................................       (13,826,135)        (12,709,338)
    Annuity benefits....................................            (4,927)             (3,802)
    Annual contract maintenance charge (note 2).........           (59,488)            (73,647)
    Contingent deferred sales charges (note 2)..........          (222,196)           (217,616)
    Adjustments to maintain reserves....................               222              (1,506)
                                                              ------------        ------------
            Net equity transactions.....................       (56,976,417)        (31,003,239)
                                                              ------------        ------------

Net change in contract owners' equity...................       (43,076,855)        (15,702,503)
Contract owners' equity beginning of period.............       320,942,393         383,397,113
                                                              ------------        ------------
Contract owners' equity end of period...................      $277,865,538         367,694,610
                                                              ============        ============

                                       18

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.(American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal)
                American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI
              Series) (available only for contracts issued on or after May 1,
              1987 and before September 1, 1989);
                American VISeries - Growth Fund (AVISGro)
                American VISeries - High-Yield Bond Fund (AVISHiYld)
                American VISeries - U.S. Government/AAA-Rated Securities Fund (AVISGvt)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth andIncome Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)


              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
                Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2) Strong VIF -
                Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
                Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1999, for each series, in both the accumulation and payout phases.

                                                                                                                    PERIOD
 Contract owners' equity represented by:                     UNITS         UNIT VALUE                               RETURN*
                                                           ---------      -----------                               -------

   Contracts in accumulation phase:

      The BEST OF AMERICA(R) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified..............................    3,234,753      $ 19.322019          $ 62,501,959           3%
            Non-tax qualified..........................    2,475,479        19.322019            47,831,252           3%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified..............................    5,023,302        25.179076           126,482,103          15%
            Non-tax qualified..........................    2,787,469        25.179076            70,185,894          15%
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified..............................    1,725,147        11.805502            20,366,226           9%
            Non-tax qualified..........................    1,622,917        11.805502            19,159,350           9%
         American Century VP -
         American Century VP International:
            Tax qualified..............................    5,000,729        17.194193            85,983,500           7%
            Non-tax qualified..........................    3,875,935        17.194193            66,643,574           7%
         American Century VP -
         American Century VP Value:
            Tax qualified..............................    1,424,056        14.678541            20,903,064          12%
            Non-tax qualified..........................    1,574,279        14.678541            23,108,119          12%
         American VI Series - Growth Fund:
            Tax qualified..............................      354,359        51.909060            18,394,443          23%
            Non-tax qualified..........................      324,105        51.909060            16,823,986          23%
         American VI Series -
         High-Yield Bond Fund:
            Tax qualified..............................       57,557        26.276992             1,512,425           3%
            Non-tax qualified..........................       32,495        26.276992               853,871           3%
         American VI Series - U.S. Government/
         AAA-Rated Securities Fund:
            Tax qualified..............................      118,482        20.646137             2,446,196         (2)%
            Non-tax qualified..........................       73,645        20.646137             1,520,485         (2)%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified..............................    3,953,405        30.902126           122,168,619          12%
            Non-tax qualified..........................    2,020,847        30.902126            62,448,469          12%
         Dreyfus Stock Index Fund:
            Tax qualified..............................   18,402,956        30.474479           560,820,496          11%
            Non-tax qualified..........................   12,148,447        30.474479           370,217,593          11%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified..............................    4,268,309        13.992265            59,723,311           7%
            Non-tax qualified..........................    3,417,338        13.992265            47,816,299           7%
         Dreyfus VIF -
         Growth and Income Portfolio:
            Tax qualified..............................    1,470,024        13.952585            20,510,635          10%
            Non-tax qualified..........................      898,703        13.952585            12,539,230          10%

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified..............................   21,113,998        43.744874           923,629,182          12%
            Non-tax qualified..........................   15,301,767        43.744874           669,373,869          12%
         Fidelity VIP - Growth Portfolio:
            Tax qualified..............................   18,162,267        73.433363         1,333,716,346          14%
            Non-tax qualified..........................   11,545,720        73.433363           847,841,048          14%
         Fidelity VIP - High Income Portfolio:
            Tax qualified..............................    5,716,649        28.883354           165,115,997           7%
            Non-tax qualified..........................    5,570,332        28.883354           160,889,871           7%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified..............................   10,512,149        21.813554           229,307,330           7%
            Non-tax qualified..........................    8,515,817        21.813554           185,760,234           7%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified..............................   17,421,844        28.881589           503,170,538           5%
            Non-tax qualified..........................    9,945,122        28.881589           287,230,926           5%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified..............................   17,036,283        23.031155           392,365,274          11%
            Non-tax qualified..........................   11,965,802        23.031155           275,586,241          11%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified..............................    3,552,339        14.224667             5,530,839           6%
            Non-tax qualified..........................    2,459,045        14.224667            34,979,096           6%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified..............................      273,409         7.782426             2,127,785          12%
            Non-tax qualified..........................      235,602         7.782426             1,833,555          12%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified..............................    6,269,915        34.047394           213,474,266          11%
            Non-tax qualified..........................    5,025,769        34.047394           171,114,337          11%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified..............................    3,821,891        34.260857           130,941,261         (3)%
            Non-tax qualified..........................    3,080,461        34.170358           105,260,455         (3)%
         Nationwide SAT - Money Market Fund:
            Tax qualified..............................   11,601,141        24.282403           281,703,581           2%
            Non-tax qualified..........................    11,991,240        24.282403           291,176,122           2%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified..............................    1,164,872        10.479095            12,206,804          23%
            Non-tax qualified..........................    1,461,242        10.479095            15,312,494          23%
         Nationwide SAT - Small Company Fund:
            Tax qualified..............................    4,294,390        17.077954            73,339,395           7%
            Non-tax qualified..........................    2,498,877        17.077954            42,675,706           7%
         Nationwide SAT - Total Return Fund:
            Tax qualified..............................    4,305,921       102.724125           442,321,967          10%
            Non-tax qualified..........................    3,054,139       100.078914           305,654,914          10%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified..............................    4,152,627        44.221607           183,635,839           2%
            Non-tax qualified..........................    2,910,065        44.221607           128,687,151           2%
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified..............................    1,636,559        10.813704            17,697,265          16%
            Non-tax qualified..........................    1,163,802        10.813704            12,585,010          16%


                                                                                                             (Continued)

                                       23


         Neuberger &Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified..............................    2,680,861        18.168779            48,707,971           0%
            Non-tax qualified..........................    2,522,583        18.168779            45,832,253           0%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified..............................    6,436,059        25.876629           166,543,511          13%
            Non-tax qualified..........................    3,967,698        25.876629           102,670,649          13%
         Oppenheimer VAF - Bond Fund:
            Tax qualified..............................    4,222,481        19.270538            81,369,481         (2)%
            Non-tax qualified..........................    3,423,695        19.270538            65,976,445         (2)%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified..............................    9,009,558        20.412655           183,908,999          13%
            Non-tax qualified..........................    5,276,504        20.412655           107,707,456          13%
         Oppenheimer VAF - Growth Fund:
            Tax qualified..............................    3,518,951        14.686183            51,679,958          15%
            Non-tax qualified..........................    2,024,027        14.686183            29,725,231          15%
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified..............................    4,205,671        23.685327            99,612,693           8%
            Non-tax qualified..........................    2,945,835        23.685327            69,773,065           8%
         Strong Opportunity Fund II, Inc.:
            Tax qualified..............................    9,849,736        34.775677           342,531,238          19%
            Non-tax qualified..........................    6,162,608        34.775677           214,308,865          19%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified..............................    2,855,527        17.637548            50,364,495         (6)%
            Non-tax qualified..........................    2,044,199        17.637548            36,054,658         (6)%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified..............................      992,387         9.879979             9,804,763          11%
            Non-tax qualified..........................      782,214         9.879979             7,728,258          11%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified..............................    1,574,664        15.168513            23,885,311         (8)%
            Non-tax qualified..........................    1,535,489        15.168513            23,291,085         (8)%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified..............................    3,872,582         8.287687            32,094,747          45%
            Non-tax qualified..........................    3,999,605         8.287687            28,174,862          45%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified..............................    1,897,093        12.620722            23,942,683          17%
            Non-tax qualified..........................    1,942,523        12.620722            24,516,043          17%
         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax qualified..............................    1,870,731        16.833721            31,491,364           8%
            Non-tax qualified..........................    1,868,366        16.833721            31,451,552           8%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified..............................    4,231,500        12.330740            52,177,526           6%
            Non-tax qualified..........................    3,118,043        12.330740            38,447,778           6%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified..............................      486,831        13.387269             6,517,338          12%
            Non-tax qualified..........................      551,082        13.387269             7,377,483          12%




         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified..............................    4,929,904        16.220417            79,965,099           6%
            Non-tax qualified..........................    3,639,298        16.220417            59,030,931           6%

      The BEST OF AMERICA(R) Nationwide Insurance
      Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified..............................       15,510        15.560004               241,336           4%
            Non-tax qualified .........................        8,749        15.560004               136,134           4%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified..............................        9,150        10.098510                92,401          16%
            Non-tax qualified..........................       12,778        10.098510               129,039          16%
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified..............................          546        11.875091                 6,484           9%
            Non-tax qualified..........................        3,577        11.875091                42,477           9%
         American Century VP -
         American Century VP International:
            Tax qualified..............................        4,263        17.422535                74,272           7%
            Non-tax qualified..........................       11,860        17.422535               206,631           7%
         American Century VP -
         American Century VP Value:
            Tax qualified..............................        1,573        14.866345                23,385          13%
            Non-tax qualified..........................       10,133        14.866345               150,641          13%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified..............................       15,593        22.818698               355,812          12%
            Non-tax qualified..........................       14,251        22.818698               325,189          12%
         Dreyfus Stock Index Fund:
            Tax qualified..............................       77,181        24.086276             1,859,003          12%
            Non-tax qualified..........................       68,765        24.086276             1,656,293          12%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified..............................        8,758        14.131473               123,763           7%
            Non-tax qualified..........................       18,967        14.131473               268,032           7%
         Dreyfus VIF -
         Growth and Income Portfolio:
            Tax qualified..............................       18,052        14.131094               255,095          11%
            Non-tax qualified..........................       12,711        14.131094               179,620          11%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified..............................       53,813        19.214686             1,034,000          12%
            Non-tax qualified..........................       50,985        19.214686               979,661          12%
         Fidelity VIP - Growth Portfolio:
            Tax qualified..............................       74,966        21.195347             1,588,930          14%
            Non-tax qualified..........................       68,511        21.195347             1,452,114          14%
         Fidelity VIP - High Income Portfolio:
            Tax qualified..............................       19,372        13.684479               265,096           8%
            Non-tax qualified..........................       19,869        13.684479               271,897           8%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified..............................          961        15.694737                15,083           8%
            Non-tax qualified..........................        4,549        15.694737                71,395           8%


                                                                                                             (Continued)


         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified..............................       12,678        17.150035               217,428           5%
            Non-tax qualified..........................       13,475        17.150035               231,097           5%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified..............................       23,654        21.612534               511,223          11%
            Non-tax qualified..........................       25,185        21.612534               544,312          11%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified..............................        5,838        14.366195                83,870           6%
            Non-tax qualified..........................        9,466        14.366195               135,990           6%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified..............................           52         7.860012                   409          13%
            Non-tax qualified..........................          131         7.860012                 1,030          13%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified..............................       98,665        25.825581             2,548,081          11%
            Non-tax qualified..........................       96,018        25.825581             2,479,721          11%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified..............................       40,733        12.064451               491,421         (3)%
            Non-tax qualified..........................       35,508        12.064451               564,435         (3)%
         Nationwide SAT - Money Market Fund:
            Tax qualified..............................      110,642        11.674145             1,291,651           2%
            Non-tax qualified..........................       87,371        11.674145             1,019,902           2%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified..............................        1,772        10.540921                18,679          23%
            Non-tax qualified..........................        7,601        10.540921                80,122          23%
         Nationwide SAT - Small Company Fund:
            Tax qualified..............................       20,227        17.384086               351,628           7%
            Non-tax qualified..........................       34,677        17.384086               602,828           7%
         Nationwide SAT - Total Return Fund:
            Tax qualified..............................      187,658        21.053855             3,950,924          10%
            Non-tax qualified..........................      181,346        21.053855             3,818,032          10%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified..............................        9,218        16.246061               149,756           3%
            Non-tax qualified..........................       13,419        16.246061               218,006           3%
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified..............................       1,454        10.877466                15,816          17%
            Non-tax qualified..........................      12,603        10.877466               137,089          17%
         Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified..............................        2,361        11.542197                27,251           0%
            Non-tax qualified..........................        4,876        11.542197                56,280           0%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified..............................       28,440        20.630675               586,736          13%
            Non-tax qualified..........................       23,102        20.630675               476,610          13%
         Oppenheimer VAF - Bond Fund:
            Tax qualified..............................       26,286        12.023907               316,060         (2)%
            Non-tax qualified..........................       18,814        12.023907               226,218         (2)%


         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified..............................        8,105        18.366982               148,864          13%
            Non-tax qualified..........................        9,167        18.366982               168,370          13%
         Oppenheimer VAF - Growth Fund:
            Tax qualified..............................       12,669        14.832325               187,911          15%
            Non-tax qualified..........................        6,166        14.832325                91,456          15%
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified..............................       14,782        15.689055               231,916           8%
            Non-tax qualified..........................       10,860        15.689055               170,383           8%
         Strong Opportunity Fund II, Inc.:
            Tax qualified..............................       19,154        20.737964               397,215          19%
            Non-tax qualified..........................       16,602        20.737964               344,292          19%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified..............................          850        11.591822                 9,853         (6)%
            Non-tax qualified..........................        3,362        11.591822                38,972         (6)%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified..............................        3,674        10.007202                36,766          11%
            Non-tax qualified..........................          510        10.007202                 5,104          11%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified..............................          367        10.818796                 3,970         (7)%
            Non-tax qualified..........................        1,128        10.818796                12,204         (7)%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified..............................       21,406         8.393816               179,678          45%
            Non-tax qualified..........................       18,823         8.393816               157,997          45%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified..............................        2,041        10.189491                20,797          18%
            Non-tax qualified..........................        8,695        10.189491                88,598          18%
         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax qualified..............................        4,482        16.867354                75,599           8%
            Non-tax qualified..........................       10,253        16.867354               172,941           8%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified..............................        3,611        12.200117                44,055           6%
            Non-tax qualified..........................        2,834        12.200117                34,575           6%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified..............................          866        13.558595                11,742          12%
            Non-tax qualified..........................        2,898        13.558595                39,293          12%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified..............................       11,319        14.816258               167,705           6%
            Non-tax qualified..........................       24,071        14.816258               356,642           6%

      The BEST OF AMERICA(R) America's Vision
      Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified..............................    2,368,104        17.764505            42,068,195           3%
            Non-tax qualified..........................    3,229,493        17.764505            57,370,345           3%


                                                                                                             (Continued)


         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified..............................    1,890,896        12.800556            24,204,520          15%
            Non-tax qualified..........................    2,769,455        12.800556            35,450,564          15%
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified..............................    1,225,015        11.791575            14,444,856           9%
            Non-tax qualified..........................    1,353,605        11.791575            15,961,135           9%
         American Century VP -
         American Century VP International:
            Tax qualified..............................    3,671,489        17.108826            62,814,866           7%
            Non-tax qualified..........................    5,268,655        17.108826            90,140,502           7%
         American Century VP -
         American Century VP Value:
            Tax qualified..............................    1,366,250        14.641154            20,003,477          12%
            Non-tax qualified..........................    2,063,558        14.641154            30,212,870          12%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified..............................    2,293,150        29.112733            66,759,864          12%
            Non-tax qualified..........................    2,941,689        29.112733            85,640,606          12%
         Dreyfus Stock Index Fund:
            Tax qualified..............................   15,210,194        30.210588           459,508,904          11%
            Non-tax qualified..........................   21,148,161        30.210588           638,898,379          11%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified..............................    3,111,691        13.964500            43,453,209           7%
            Non-tax qualified..........................    4,405,179        13.964500            61,516,122           7%
         Dreyfus VIF -
         Growth and Income Portfolio:
            Tax qualified..............................    1,465,400        13.917036            20,394,025          10%
            Non-tax qualified..........................    2,045,824        13.917036            28,471,806          10%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified..............................   20,153,946        25.129305           506,454,656          12%
            Non-tax qualified..........................   28,070,724        25.129305           705,397,785          12%
         Fidelity VIP - Growth Portfolio:
            Tax qualified..............................   15,972,433        28.959466           462,533,130          14%
            Non-tax qualified..........................   22,579,542        28.959466           653,891,479          14%
         Fidelity VIP - High Income Portfolio:
            Tax qualified..............................    9,413,456        15.444036           145,381,753           7%
            Non-tax qualified..........................   14,074,617        15.444036           217,368,892           7%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified..............................    4,187,806        16.697821            69,927,235           7%
            Non-tax qualified..........................    6,525,672        16.697821           108,964,503           7%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified..............................    7,781,714        17.594332           136,914,060           5%
            Non-tax qualified..........................   10,147,625        17.594332           178,540,683           5%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified..............................   13,750,257        22.938209           315,406,269          10%
            Non-tax qualified..........................   18,612,954        22.938209           426,947,829          10%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified..............................    3,231,127        14.196438            45,870,494           6%
            Non-tax qualified..........................    4,684,377        14.196438            66,501,468           6%


       Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified..............................      166,933         7.766958             1,296,562          12%
            Non-tax qualified..........................      375,188         7.766958             2,914,069          12%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified..............................    4,502,483        30.094617           135,500,501          11%
            Non-tax qualified..........................    5,917,963        30.094617           178,098,830          11%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified..............................    5,319,640        12.885276            68,545,030         (3)%
            Non-tax qualified..........................    7,012,965        12.885276            90,363,990         (3)%
         Nationwide SAT - Money Market Fund:
            Tax qualified..............................   15,894,587        12.116860           192,592,485           2%
            Non-tax qualified..........................   23,178,121        12.116860           280,846,047           2%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified..............................      840,588        10.466741             8,798,217          23%
            Non-tax qualified..........................    1,088,410        10.466741            11,392,106          23%
         Nationwide SAT - Small Company Fund:
            Tax qualified..............................    3,346,752        17.014291            56,942,612           7%
            Non-tax qualified..........................    4,199,899        17.014291            71,458,304           7%
         Nationwide SAT - Total Return Fund:
            Tax qualified..............................    9,788,684        25.128765           245,977,540          10%
            Non-tax qualified..........................   11,532,306        25.128765           289,792,607          10%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified..............................    1,898,305        19.596928            37,200,946           2%
            Non-tax qualified..........................    3,145,351        19.596928            61,639,217           2%
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified..............................    1,674,203        10.800946            18,082,976          16%
            Non-tax qualified..........................    1,690,344        10.800946            18,257,314          16%
         Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified..............................    1,866,018        11.971834            22,339,658           0%
            Non-tax qualified..........................    3,236,997        11.971834            38,752,791           0%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified..............................    5,516,939        25.748195           142,051,221          12%
            Non-tax qualified..........................    7,975,724        25.748195           205,360,497          12%
         Oppenheimer VAF - Bond Fund:
            Tax qualified..............................    5,546,356        12.848815            71,264,102         (2)%
            Non-tax qualified..........................    7,540,169        12.848815            96,882,237         (2)%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified..............................    6,443,888        18.679421           120,368,097          13%
            Non-tax qualified..........................    8,820,802        18.679421           164,767,474          13%
         Oppenheimer VAF - Growth Fund:
            Tax qualified..............................    2,290,955        14.657042            33,578,624          15%
            Non-tax qualified..........................    2,123,758        14.657042            31,128,010          15%
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified..............................    3,756,574        17.537832            65,882,164           8%
            Non-tax qualified..........................    4,642,841        17.537832            81,425,365           8%


                                                                                                             (Continued)



         Strong Opportunity Fund II, Inc.:
            Tax qualified..............................    4,867,382        25.478401           124,013,110          19%
            Non-tax qualified..........................    6,468,505        25.478401           164,807,164          19%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified..............................    1,376,140        14.561712            20,038,954         (6)%
            Non-tax qualified..........................    2,027,804        14.561712            29,528,298         (6)%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified..............................      874,069         9.843121             8,603,567          10%
            Non-tax qualified..........................    1,267,343         9.843121            12,474,610          10%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified..............................    1,024,036        12.015012            12,303,805         (8)%
            Non-tax qualified..........................    1,584,570        12.015012            19,038,628         (8)%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified..............................    2,632,034         8.266542            21,757,820          45%
            Non-tax qualified..........................    2,983,848         8.266542            24,666,105          45%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified..............................      938,582        10.329233             9,694,832          17%
            Non-tax qualified..........................    1,679,319        10.329233            17,346,077          17%
         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax qualified..............................    2,470,539        16.765775            41,420,501           8%
            Non-tax qualified..........................    1,786,336        16.765775            29,949,307           8%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified..............................    3,473,891        12.280978            42,662,779           6%
            Non-tax qualified..........................    5,900,123        12.280978            72,459,281           6%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified..............................      377,721        13.353153             5,043,766          12%
            Non-tax qualified..........................      585,087        13.353153             7,812,756          12%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified..............................    3,287,488        16.154912            53,109,079           6%
            Non-tax qualified..........................    5,268,795        16.154912            85,116,920           6%
                                                          ==========      ===========
         Reserves for annuity contracts in
         payout phase:
            Tax qualified..............................                                           4,681,233
            Non-tax qualified..............................                                      11,654,346
                                                                                           ----------------
                                                                                           $ 22,044,140,566
                                                                                           ================


* The period return does not include contract charges satisfied by surrendering units.

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